SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15:  SHAREHOLDERS’ EQUITY

A.Description of Ordinary Shares

As of December 31, 2021, Tower had 150 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 109 million were outstanding. Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.Equity Incentive Plans

(1)Tower’s 2013 Share Incentive Plan (the "2013 Plan")

In 2013, the Company adopted a share incentive plan for directors, officers and employees of the Company, which in 2019 was extended to enable grants to third party service providers (“2013 Plan”). Options granted under the 2013 Plan bear an exercise price equal to the average closing price during the thirty trading days immediately prior to the date of grant, vest over up to a three-year period and are not exercisable beyond seven years from the grant date.

Under the 2013 Plan, the Company granted, in 2021 and 2020, a total of 1.0 million restricted stock units (“RSUs”) and 1.1 million RSUs, respectively, to its employees and directors (including the below-described grants to the CEO and Chairman), with vesting over up to a three-year period. The Company measures compensation expenses of the RSUs based on the closing market price of the ordinary shares immediately prior to the date of grant and amortizes it over the applicable vesting period taking into consideration compliance with performance criteria, if any.

During 2021, the Company's CEO and members of the Board of Directors were awarded the following RSUs under the Company’s 2013 Plan:

(i) 80 thousand time-vested RSUs and 132 thousand performance RSUs (“PSUs”) subject also to time-vesting, consisting of 120 thousand base PSUs and 12 thousand upside PSUs to the CEO, with 33% of such RSUs and PSUs to vest at the end of each year for 3 years following the grant date. Total compensation value of the RSUs granted was approximately $6,000. In addition, the Company's CEO was awarded 31 thousand PSUs that would be vesting upon attainment of certain performance conditions and not before one year from the date of grant, with a compensation value of approximately $1,000. As was approved by shareholders in 2019, the grant also includes a provision requiring the CEO to own, commencing May 2024, ordinary shares of the Company at a minimum value that equals at least three times his annual base salary as of May 2024 (the “Minimum Holding”). The CEO has until May 2024 to accumulate the Minimum Holding (whether by conversion of RSUs to ordinary shares or by purchase of ordinary shares), and during such period, until he accumulates the Minimum Holding, he must retain at least 20% of the vested time-based RSUs granted to him in or after May 2019;

(ii) 10.3 thousand time-vested RSUs to the chairman of the Board of Directors (“the Chairman”) for a total compensation value of $300, to vest 33% at the end of each year following the grant date; and

(iii) 4.3 thousand time-vested RSUs to each of the seven members of the Board of Directors then serving (other than to the Chairman and the CEO), for an aggregate compensation value of approximately $900, vesting over a two-year period, with 50% vesting at the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

As was approved by shareholders in 2020, the Chairman and the members of the Board will have to own, commencing July 2025, ordinary shares of the Company at a minimum value that equals at least 50% of their annual cash compensation (the “BOD Minimum Holding”).

The Chairman and the members of the Board have until July 2025 to accumulate the BOD Minimum Holding (whether by conversion of RSUs to ordinary shares or by purchase of ordinary shares), and during such period, until they accumulate the BOD Minimum Holding, they must retain at least 20% of the vested time-based RSUs granted to them in or after July 2020.

During 2020, the Company's CEO and members of the Board of Directors were awarded the following RSUs under the 2013 Plan: (i) 109 thousand time-vested RSUs and 163 thousand PSUs to the CEO (subject also to time-vesting, under which 33% of the RSUs and PSUs will vest at the end of each year for 3 years following the grant date), with a compensation value of approximately $5,000; (ii) 16 thousand time vested RSUs to the Chairman for a total compensation value of $300, to vest 33% at the end of each year following the grant date; and (iii) 5 thousand time vested RSUs to each of the nine members of the Board of Directors serving then (other than to the Chairman and the CEO), for an aggregate compensation value of $900, vesting over a two-year period, with 50% vesting at the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

During 2019, the Company's CEO and members of the Board of Directors were awarded the following RSUs under the 2013 Plan: (i) 129 thousand time-vested RSUs and 129 thousand PSUs to the CEO subject also to time-vesting; which will both vest 33% at the end of each year following the grant date, for a compensation value of $3,900; (ii) 20 thousand time-vested RSUs to the Chairman for a total compensation value of $300, to vest 33% at the end of each year following the grant date; and (iii) 5 thousand time-vested RSUs to each of the 8 members of the Board of Directors serving then (other than to the Chairman and the CEO), for an aggregate compensation value of $600, vesting over a two-year period, with 50% vesting at the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

Under the compensation plan of the Company, and as approved by the Company’s shareholders in September 2013, the awards to the CEO shall be accelerated upon the occurrence of a change of control event (as defined therein), subject to termination of his employment (or resignation due to diminution of responsibilities, as defined therein).

With respect to the members of the Board of Directors, including the Chairman, in the event of termination, such as termination due to a change of control event, each Director who served less than 5 years on the Board of Directors would be entitled to acceleration of 50% of his/her unvested equity and each Director who served 5 years or more on the Board of Directors would be entitled to acceleration of all of his/her unvested equity.

Further grants may be approved subject to Compensation Committee, Board of Directors and shareholders’ approval, as may be required by law.

(2)i. Share Options awards:

Details	2021		2020		2019
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	32,805	$15.28	343,451	$8.79	508,493	$9.58
Granted	--	--	--	--	--	--
Exercised	(30,247)	$15.12	(308,479)	$8.14	(163,375)	$11.28
Terminated	--	--	(667)	$9.90	(667)	$9.90
Forfeited	--	--	(1,500)	$4.42	(1,000)	$4.42
Outstanding as of end of year	2,558	$17.16	32,805	$15.28	343,451	$8.79
Options exercisable as of end of year	2,558	$17.16	32,805	$15.28	343,451	$8.79

ii. RSUs awards:

Details	2021		2020		2019
	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value
Outstanding as of beginning of year	2,223,043	$19.45	2,013,613	$19.13	1,599,296	$22.27
Granted	1,002,275	$29.91	1,105,155	$19.86	1,159,881	$18.06
Converted	(929,466)	$19.56	(806,993)	$20.45	(484,665)	$23.91
Forfeited	(84,752)	$20.28	(88,732)	$18.62	(260,899)	$21.19
Outstanding as of end of year	2,211,100	$24.11	2,223,043	$19.45	2,013,613	$19.13

(3)Summary of Information about Employees’ Share Incentive Plans

The following table summarizes information about employees’ share options outstanding as of December 31, 2021:

Outstanding				Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$17.16	2,558	0.27	$17.16	2,558	$17.16
Details for the year ended December 31	2021	2020	2019
The intrinsic value of options exercised	$504	$4,429	$1,824
The original fair value of options exercised	$188	$1,018	$665
Details for the year ended December 31	2021	2020	2019
The intrinsic value of converted RSUs	$27,807	$15,971	$8,207
The original fair value of converted RSUs	$18,183	$16,506	$11,588

Stock-based compensation expenses were recognized in the Statement of Operations for the years ended December 31, 2021, 2020 and 2019:

Details	2021	2020	2019
Cost of goods	$7,003	$5,197	$4,529
Research and development, net	4,855	3,568	2,900
Marketing, general and administrative	13,286	8,223	7,119
Total stock-based compensation expense	$25,144	$16,988	$14,548

C.Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of approximately 87 thousand Tower’s ordinary shares. These shares are classified as treasury shares.

D.Dividend Restriction

Tower is subject to certain limitations on dividend distribution under the Series G Debentures indenture that allows for distribution of dividends subject to satisfying certain financial ratios.